Financial instruments - Summary of Amounts Receivable and Project Advances (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Management fees receivable related to current year	$ 59,700
Credit Risk
Disclosure of financial assets [line items]
Financial assets	241,111	$ 161,849
Not later than three months [member] | Credit Risk
Disclosure of financial assets [line items]
Financial assets	2,992	94,811
Later than three months and not later than six months [member] | Credit Risk
Disclosure of financial assets [line items]
Financial assets	3,269	4,502
Later Than Six Months And Not Later Than Nine Months [Member] | Credit Risk
Disclosure of financial assets [line items]
Financial assets	337	235
Later Than Nine Months And Not Later Than One Year [Member] | Credit Risk
Disclosure of financial assets [line items]
Financial assets	1,705	822
Later than one year [member] | Credit Risk
Disclosure of financial assets [line items]
Financial assets	2,842	732
Later than one month and not later than three months [member] | Credit Risk
Disclosure of financial assets [line items]
Financial assets	138,161	29,909
Due In Later Than Three Months And Not Later Than Six Months [Member] | Credit Risk
Disclosure of financial assets [line items]
Financial assets	5,577	12,562
Due In Later Than Six Months And Not Later Than Nine Months [Member] | Credit Risk
Disclosure of financial assets [line items]
Financial assets	1,038	1,283
Due In Later Than Nine Months And Not Later Than One Year [Member] | Credit Risk
Disclosure of financial assets [line items]
Financial assets	68,788	121
Due In Later Than One Year [Member] | Credit Risk
Disclosure of financial assets [line items]
Financial assets	16,402	16,872
Accounts receivables | Credit Risk
Disclosure of financial assets [line items]
Financial assets	233,534	142,263
Accounts receivables | Not later than three months [member] | Credit Risk
Disclosure of financial assets [line items]
Financial assets	2,992	94,811
Accounts receivables | Later than three months and not later than six months [member] | Credit Risk
Disclosure of financial assets [line items]
Financial assets	3,269	4,502
Accounts receivables | Later Than Six Months And Not Later Than Nine Months [Member] | Credit Risk
Disclosure of financial assets [line items]
Financial assets	337	235
Accounts receivables | Later Than Nine Months And Not Later Than One Year [Member] | Credit Risk
Disclosure of financial assets [line items]
Financial assets	1,705	822
Accounts receivables | Later than one year [member] | Credit Risk
Disclosure of financial assets [line items]
Financial assets	2,842	732
Accounts receivables | Later than one month and not later than three months [member] | Credit Risk
Disclosure of financial assets [line items]
Financial assets	135,980	24,180
Accounts receivables | Due In Later Than Three Months And Not Later Than Six Months [Member] | Credit Risk
Disclosure of financial assets [line items]
Financial assets	3,694	1,941
Accounts receivables | Due In Later Than Six Months And Not Later Than Nine Months [Member] | Credit Risk
Disclosure of financial assets [line items]
Financial assets	104	140
Accounts receivables | Due In Later Than Nine Months And Not Later Than One Year [Member] | Credit Risk
Disclosure of financial assets [line items]
Financial assets	66,209	0
Accounts receivables | Due In Later Than One Year [Member] | Credit Risk
Disclosure of financial assets [line items]
Financial assets	16,402	14,900
Project Advances [Member] | Credit Risk
Disclosure of financial assets [line items]
Financial assets	7,577	19,586
Project Advances [Member] | Not later than three months [member] | Credit Risk
Disclosure of financial assets [line items]
Financial assets	0	0
Project Advances [Member] | Later than three months and not later than six months [member] | Credit Risk
Disclosure of financial assets [line items]
Financial assets	0	0
Project Advances [Member] | Later Than Six Months And Not Later Than Nine Months [Member] | Credit Risk
Disclosure of financial assets [line items]
Financial assets	0	0
Project Advances [Member] | Later Than Nine Months And Not Later Than One Year [Member] | Credit Risk
Disclosure of financial assets [line items]
Financial assets	0	0
Project Advances [Member] | Later than one year [member] | Credit Risk
Disclosure of financial assets [line items]
Financial assets	0	0
Project Advances [Member] | Later than one month and not later than three months [member] | Credit Risk
Disclosure of financial assets [line items]
Financial assets	2,181	5,729
Project Advances [Member] | Due In Later Than Three Months And Not Later Than Six Months [Member] | Credit Risk
Disclosure of financial assets [line items]
Financial assets	1,883	10,621
Project Advances [Member] | Due In Later Than Six Months And Not Later Than Nine Months [Member] | Credit Risk
Disclosure of financial assets [line items]
Financial assets	934	1,143
Project Advances [Member] | Due In Later Than Nine Months And Not Later Than One Year [Member] | Credit Risk
Disclosure of financial assets [line items]
Financial assets	2,579	121
Project Advances [Member] | Due In Later Than One Year [Member] | Credit Risk
Disclosure of financial assets [line items]
Financial assets	$ 0	$ 1,972